INCOME TAX - Income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
PRC	$ 126,191	$ 116,210	$ 137,520
Non-PRC	(7,729)	(16,583)	(27,628)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 118,462	$ 99,627	$ 109,892